UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $242,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOISE INC                      *W EXP 06/18/201 09746Y113      309  1102100 SH       SOLE                  1102100
BOISE INC                      COM              09746Y105     2859   742500 SH       SOLE                   742500
CAL MAINE FOODS INC            COM NEW          128030202     2408    73000 SH       SOLE                    73000
CAL MAINE FOODS INC            COM NEW          128030202      351     2200 SH  PUT  SOLE                     2200
CENTURY ALUM CO                COM              156431108     9774   147000 SH       SOLE                   147000
CLEARWIRE CORP                 CL A             185385309     1750   135000 SH       SOLE                   135000
COGENT COMM GROUP INC          COM NEW          19239V302    11236   838500 SH       SOLE                   838500
COVANTA HLDG CORP              COM              22282E102    22713   851000 SH       SOLE                   851000
CREE INC                       COM              225447101     3177   139300 SH       SOLE                   139300
CROCS INC                      COM              227046109      721    90000 SH       SOLE                    90000
EMCORE CORP                    COM              290846104     3368   538000 SH       SOLE                   538000
GREAT LAKES DREDGE & DOCK CO   COM              390607109     9532  1560000 SH       SOLE                  1560000
GROUP 1 AUTOMOTIVE INC         COM              398905109     6597   332000 SH       SOLE                   332000
INVESCO LTD                    SHS              G491BT108    13693   571000 SH       SOLE                   571000
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108    12295   389950 SH       SOLE                   389950
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     8864   234000 SH       SOLE                   234000
PHH CORP                       COM NEW          693320202     9671   630000 SH       SOLE                   630000
RENESOLA LTD                   SPONS ADS        75971T103    10311   596033 SH       SOLE                   596033
SINA CORP                      ORD              G81477104     4468   105000 SH       SOLE                   105000
SOLERA HOLDINGS INC            COM              83421A104    28910  1045200 SH       SOLE                  1045200
TARGET CORP                    COM              87612E106    15342   330000 SH       SOLE                   330000
TERNIUM SA                     SPON ADR         880890108     9870   235000 SH       SOLE                   235000
TRANSDIGM GROUP INC            COM              893641100    22886   681345 SH       SOLE                   681345
TRINA SOLAR LIMITED            SPON ADR         89628E104     2758    90000 SH       SOLE                    90000
UNION PAC CORP                 COM              907818108    13590   180000 SH       SOLE                   180000
XTO ENERGY INC                 COM              98385X106    15072   220000 SH       SOLE                   220000